FEDERAL AND STATE INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense attributable to continuing operations

	2012	2011	2010
Current	$2,256	$1,960	$1948
Deferred	(340)	(1,216)	(905)
Total provision for income	1,916	744	1,043

Deferred Tax Effects of Principal Temporary Differences	2012	2011	2010
Allowance for possible loan losses	$3,392	$3,519	$3,604
Deferred compensation	2,420	2,234	2,050
Write down of other real estate	1,152	1,621	1,052
Deferred gain on OREO sale	202	-	-
Amortization of core deposit intangible	423	575	727
Recognition of nonaccrual loan income	152	66	90
Unrealized gains (losses) on available-for-sale securities	(2,212)	(1,892)	506
Postretirement obligation	2,857	1,759	702
Net actuarial gain/(loss) of postretirement benefit obligation	(1,124)	(116)	1,098
Accelerated depreciation	(630)	(562)	(282)
Amortization of goodwill	(2,376)	(2,152)	(1,937)
Alternative Minimum Tax	402	422	345
Dividend Income - F&M West	(219)	(241)	(244)
Other	(555)	(361)	(442)
Net deferred tax asset	$3,884	$4,872	$7,269

Schedule of reconciliation of income taxes reported with amount computed at Federal Statutory Rate

Reconciliation of Total Income Taxes Reported with the Amount of Income Taxes Computed
at the Federal Statutory Rate (34% Each Year)	2012	2011	2010
Tax expense at statutory rate	$3,238	$2,632	$2,827
Increase (decrease) in taxes resulting from:
Tax exempt interest	(1,275)	(1,533)	(1,635)
Nondeductible interest expense	29	45	70
Employee benefits	(240)	(244)	(286)
Other nondeductible expenses
(nontaxable income) - net	32	55	56
State income taxes net of federal tax benefit	41	(40)	(95)
Dividend income exclusion	(1)	(52)	(51)
Other	92	(119)	153
Total provision for income taxes	$1,916	$744	$1,043

Effective tax rate	20.1%	9.6%	12.2%